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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June, 30 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10082
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312/873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley           Chicago, Illinois                August 13, 2003
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: NONE
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 97
                                              -----------------------

Form 13F Information Table Value Total:           $237,725
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company           COM         88579Y101      3517        27263     SH            Sole                       26963            300
AFLAC Inc.           COM         001055102       420        13658     SH            Sole                       13658
Abbott Labs          COM         002824100      1545        35308     SH            Sole                       28708           6600
Affiliated
Computer
Services             COM         008190100      4612       100855     SH            Sole                       55255          45600
Alcon, Inc.          COM         H01301102      1386        30325     SH            Sole                        3075          27250
Altera Corp          COM         021441100       703        42768     SH            Sole                       42768
Altria Group,
Inc.                 COM         02209s103       387         8520     SH            Sole                        6520           2000
Ambac Financial
Group, Inc.          COM         023139108       346         5225     SH            Sole                        5225
American
International
Group                COM         026874107      2615        47402     SH            Sole                       47402
AmerisourceBergen
Corporation          COM         03073E105      1471        21210     SH            Sole                         710          20500
Amgen                COM         031162100      3440        51835     SH            Sole                       50135           1700
BP PLC ADR
F Sponsored ADR      COM         055622104       529        12597     SH            Sole                        9002           3595
Bank of America
Corp                 COM         060505104      3092        39116     SH            Sole                        4992          34124
Bank One Corp        COM         06423A103      2668        71752     SH            Sole                       11986          59766
Becton Dickinson
& Company            COM         075887109       218         5600     SH            Sole                        5600
Brinker
International Inc.   COM         109641100      5173       143605     SH            Sole                       82455          61150
Bristol Meyers
Squibb Co            COM         110122108       353        13032     SH            Sole                        6543           6489
CVS Corp. Com        COM         126650100      1382        49300     SH            Sole                                      49300

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
Cardinal Health      COM          14149Y108     10330        160653   SH              Sole                     68653           92000
Caremark RX Inc      COM          141705103      5783        225200   SH              Sole                                    225200
Cendant
Corporation          COM          151313103      5910        322625   SH              Sole                     87725          234900
Century Telephone
Enterprises          COM          156700106       436         12503   SH              Sole                     12503
Chevron Texaco
Corp.                COM          166764100      2007         27808   SH              Sole                      1374           26434
Cisco Systems        COM          17275R102      3468        206585   SH              Sole                    204785            1800
Citigroup Inc.       COM          172967101      9787        228685   SH              Sole                     90495          138190
Coca-Cola Co         COM          191216100      3114         67105   SH              Sole                     66200             905
Cognizant
Technology
Solutions            COM          192446102      2856        117100   SH              Sole                     14400          102700
Colgate Palmolive
Company              COM          194162103      3449         59512   SH              Sole                     59512
Concord EFS Inc.     COM          206197105       579         14300   SH              Sole                     11800            2500
Consolidated
Edison, Inc.         COM          209115104       428          9900   SH              Sole                       400            9500
Consolidated-
Tomoka Land Co.      COM          210226106       313         12477   SH              Sole                                     12477
Dell Computer Corp   COM          247025109       264          8305   SH              Sole                      8105             200
Dow Chemical
Corporation          COM          260543103       217          7000   SH              Sole                      7000
EMC Corporation      COM          268648102       258         24700   SH              Sole                     23300            1400
Ecolab Inc.          COM          278865100       363         14200   SH              Sole                     14200
Emerson Electric     COM          291011104       260          5100   SH              Sole                      5100
Express Scripts
Inc Cl A             COM          302182100       397          5800   SH              Sole                      4800            1000
Exxon Mobil Corp     COM          30231G102      6272        174658   SH              Sole                     88555           86103
First Data Corp      COM          319963104      6589        158995   SH              Sole                     72635           86360
First Virginia
Banks                COM          337477103       251          5812   SH              Sole                      5812
Fiserv Inc.          COM          337738108       503         14099   SH              Sole                     14099

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
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Fortune Brands/
Formerly Americ      COM         349631101       444          8510    SH              Sole                     8510
Freddie Mac          COM         313400301       545         10725    SH              Sole                    10725
General Electric
Co.                  COM         369604103      3411        118941    SH              Sole                   102041            16900
Grainger WW Inc.     COM         384802104       222          4755    SH              Sole                     4755
Harley Davidson
Inc.                 COM         412822108      1294         32461    SH              Sole                    32161              300
Health Management
Associates I         COM         421933102       352         19047    SH              Sole                    19047
Huntington
Bancshares Inc.      COM         446150104       234         12000    SH              Sole                    12000
Illinois Tool
Works                COM         452308109      2083         31641    SH              Sole                    31441              200
Intel Corporation    COM         458140100      3531        169857    SH              Sole                   162985             6872
International
Business Machine     COM         459200101      7130         86431    SH              Sole                    42101            44330
Jacobs Engineering
Group Inc            COM         469814107      5160        122430    SH              Sole                    53580            68850
Johnson & Johnson    COM         478160104     12881        249139    SH              Sole                    93468           155671
Johnson Controls     COM         478366107      2218         25905    SH              Sole                    25905
Kimberly Clark
Corporation          COM         494368103       562         10770    SH              Sole                    10170              600
Kohls Corp           COM         500255104      2392         46565    SH              Sole                    46565
Linear Technology
Corp                 COM         535678106       653         20175    SH              Sole                    20175
Lowes Companies
Inc.                 COM         548661107      4600        107100    SH              Sole                    10100            97000
MBNA Corp            COM         552621100      6661        319639    SH              Sole                   171746           147893
Marsh & McLennan
Companies, Inc       COM         571748102       360          7056    SH              Sole                     7056
Medtronic Inc.       COM         585055106      3780         78799    SH              Sole                    71699             7100
Mellon Financial
Group                COM         58551A108      1607         57900    SH              Sole                     1800            56100
Merck                COM         589331107      2293         37869    SH              Sole                    33911             3958

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
Microsoft
Corporation          COM          594918104     10034        391526   SH              Sole                    194688          196838
Northern Trust
Company              COM          665859104       379          9133   SH              Sole                      9133
Nurses Network
Com Inc/Frmrly       COM          670577105         0         34482   SH              Sole                                     34482
Omnicom Group        COM          681919106       615          8575   SH              Sole                      8575
Oxford Health
Plans                COM          691471106       231          5500   SH              Sole                                      5500
Paychex, Inc.        COM          704326107       254          8635   SH              Sole                      8070             565
Pepsico Inc.         COM          713448108       631         14166   SH              Sole                     12266            1900
Performance Food
Group Company        COM          713755106      6141        165967   SH              Sole                                    165967
Pfizer, Inc.         COM          717081103     10026        293591   SH              Sole                    145934          147657
Procter And Gamble   COM          742718109      2642         29625   SH              Sole                     25975            3650
Qualcomm Inc.        COM          747525103       237          6600   SH              Sole                      6600
Quest Diagnostics,
Inc.                 COM          74834L100      3710         58150   SH              Sole                                     58150
Royal Dutch
Petroleum            COM          780257804       388          8321   SH              Sole                      6021            2300
S&P Midcap 400
Index Fund           ETF          464287507       562          5851   SH              Sole                      5851
S&P Smallcap 600
Index Fund           ETF          464287804       285          2600   SH              Sole                      2600
SBC Communications
Inc                  COM          78387G103       547         21416   SH              Sole                     19416           2000
SLM Holding Corp     COM          90390u102       383          9780   SH              Sole                      9780
Sara Lee Corp.       COM          803111103       409         21717   SH              Sole                     17911           3806
Schlumberger, Ltd    COM          806857108       233          4907   SH              Sole                      4757            150
Servicemaster Co.
(The)                COM          81760N109       172         16050   SH              Sole                                    16050
Starbucks Corp       COM          855244109      3078        125518   SH              Sole                    125518
Sun Microsystems     COM          866810104       446         95891   SH              Sole                                    95891
Sysco Corp           COM          871829107      6156        204933   SH              Sole                    104540         100393

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
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Target Inc.          COM          87612E106      307         8100     SH              Sole                     7900            200
Teva
Pharmaceutical
Industries           COM          881624209      313         5500     SH              Sole                                    5500
Tribune Company      COM          896047107     2113        43765     SH              Sole                    42265           1500
United Healthcare
Corp                 COM          91324p102     1416        28170     SH              Sole                    28170
Veridian Corp        COM          92342R203     4845       138893     SH              Sole                     6520         132373
Verizon
Communications       COM          92343V104     3835        97206     SH              Sole                    36687          60519
Wachovia Corp        COM          929903102      357         8925     SH              Sole                     8925
Wal Mart Stores,
Inc.                 COM          931142103     3177        59194     SH              Sole                    58694            500
Walgreen Company     COM          931422109     5169       171709     SH              Sole                    99945          71764
Wells Fargo & Co.    COM          949746101     8072       160151     SH              Sole                    71601          88550
William Wrigley
Jr Co                COM          982526105      458         8145     SH              Sole                                    8145
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